Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Income taxes payable	$ 72,673	$ 54,794
Accrued products and licenses costs	27,582	28,341
Current deferred tax liability, net	6,362	8,679
Marketing expenses payable	11,834	7,564
Legal accrual	21,978	19,445
Purchase commitment to subcontractors	6,815	5,415
Accrued expenses	30,608	24,125
Accrued expenses and other liabilities total	$ 177,852	$ 148,363